DERIVATIVE LIABILITIES (Details Narrative) - USD ($)	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Derivative Liabilities
Derivative liability	$ 0	$ 7,587
Change in fair value of derivative liabilities	0	3,595
Gain on settlement of debt	$ 0	3,992
Change in fair value of derivative liabilities		372,214
Gain on settlement of debt		$ 81,228